Related Parties and Parties-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant investment in Plan Sponsor's common stock, percentage (up to)	20.00%
Payments to affiliate	$ 181,988	$ 155,154
Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan Sponsor's common stock (in shares)	22,089	20,053
Dividend income	$ 16,066	$ 13,247